Share Repurchase Program - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Purchase of treasury shares (in shares)	1,947,443	878,637
Common stock repurchased, average price per share	$ 7.91	$ 9.75
Purchase of treasury shares	$ 15,477,000	$ 8,597,000
Common stock repurchased program, amount remained available for repurchases	26,000,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount	$ 50,000,000		$ 25,000,000